Note 17 - Regulatory Capital - Capital Amounts and Ratios (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Common equity tier 1 capital, actual amount		$ 76,279	$ 77,634
Common equity tier 1 capital, actual percent of asset	[1]	12.45%	13.42%
Common equity tier 1 capital, amount required to be adequately capitalized		$ 27,561	$ 26,032
Common equity tier 1 capital, percent of assets required to be adequately capitalized	[1]	4.50%	4.50%
Common equity tier 1 capital, excess capital amount		$ 48,718	$ 51,602
Common equity tier 1 capital, excess capital percent of assets	[1]	7.95%	8.92%
Common equity tier 1 capital, amount to be well capitalized under prompt corrective action provisions		$ 39,810	$ 37,601
Common equity tier 1 capital, percent of assets to be well capitalized under prompt corrective action provisions	[1]	6.50%	6.50%
Tier 1 leverage, actual amount		$ 76,279	$ 77,634
Tier 1 leverage, actual percent of asset	[1]	10.68%	11.55%
Tier 1 leverage, amount required to be adequately capitalized		$ 28,569	$ 26,876
Tier 1 leverage, percent of assets required to be adequately capitalized	[1]	4.00%	4.00%
Tier 1 leverage, excess capital amount		$ 47,710	$ 50,758
Tier 1 leverage, excess capital percent of assets	[1]	6.68%	7.55%
Tier 1 leverage, amount to be well capitalized under prompt corrective action provisions		$ 35,711	$ 33,595
Tier 1 leverage, percent of assets to be well capitalized under prompt corrective action provisions	[1]	5.00%	5.00%
Tier 1 risk-based capital, actual amount		$ 76,279	$ 77,634
Tier 1 risk-based capital, actual percent of asset	[1]	12.45%	13.42%
Tier 1 risk-based capital, amount required to be adequately capitalized		$ 36,748	$ 34,709
Tier 1 risk-based capital, percent of assets required to be adequately capitalized	[1]	6.00%	6.00%
Tier 1 risk-based capital, excess capital amount		$ 39,531	$ 42,925
Tier 1 risk-based capital, excess capital percent of assets	[1]	6.45%	7.42%
Tier 1 risk-based capital, amount to be well capitalized under prompt corrective action provisions		$ 48,997	$ 46,278
Tier 1 risk-based capital, percent of assets to be well capitalized under prompt corrective action provisions	[1]	8.00%	8.00%
Total risk-based capital, actual amount		$ 83,957	$ 84,900
Total risk-based capital, actual percent of asset	[1]	13.71%	14.68%
Total risk-based capital, amount required to be adequately capitalized		$ 48,997	$ 46,278
Total risk-based capital, percent of assets required to be adequately capitalized	[1]	8.00%	8.00%
Total risk-based capital, excess capital amount		$ 34,960	$ 38,622
Total risk-based capital, excess capital percent of assets	[1]	5.71%	6.68%
Total risk-based capital, amount to be well capitalized under prompt corrective action provisions		$ 61,246	$ 57,848
Total risk-based capital, percent of assets to be well capitalized under prompt corrective action provisions	[1]	10.00%	10.00%

[1]	Based upon the Bank's adjusted total assets for the purpose of the Tier 1 leverage capital ratio and risk-weighted assets for the purpose of the risk-based capital ratios.